LEASES (Details 1)	Dec. 31, 2024 USD ($)
IfrsStatementLineItems [Line Items]
Total	$ 5,211,943
Later than one year [member]
IfrsStatementLineItems [Line Items]
Total	1,193,947
Later than one year and not later than five years [member]
IfrsStatementLineItems [Line Items]
Total	6,114,002
Total Minimum Lease Payments [Member]
IfrsStatementLineItems [Line Items]
Total	7,307,949
Less Amount Representing Interest [Member]
IfrsStatementLineItems [Line Items]
Total	$ (2,096,006)